Shareholders' Equity	12 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

Note 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

Recapitalization

The Company was established by its CEO and his wife (“two founding shareholders”) under the laws of the Cayman Islands on September 20, 2018 with 2,410 ordinary shares issued and outstanding. From April 2020 to October 19, 2020, the two founding shareholders sold an aggregate of 1,662.9 ordinary shares to several purchasers and thereafter, the CEO held 747.1 ordinary shares and the CEO’s wife did not hold any ordinary shares of the Company any more. On November 24, 2020, the shareholders of the Company held a meeting (the “Meeting”) and unanimously approved an amendment to the share capital, re-designation of shares and the adoption of the amended and restated memorandum and articles of association, after which, (1) the Company’s share capital was changed to $50,000 divided into 45,000 Class A ordinary Shares of $1.00 par value per share and 5,000 Class B ordinary shares of $1.00 par value per share, and (2) 747.1 Class B ordinary shares were issued to CEO. On December 5, 2020, CEO’s 747.1 Class A ordinary shares were canceled. Class A ordinary shares and Class B ordinary shares have equal economic rights but unequal voting rights, pursuant to which Class A ordinary shares will receive one vote each and Class B ordinary shares will receive five votes each. As a result, the CEO only owns 747.1 Class B ordinary shares of par value of $1 each and the CEO’s wife does not own any ordinary shares of the Company. On April 24, 2021, the shareholders of the Company held a meeting and unanimously approved an amendment to the share capital and the adoption of the amended and restated memorandum and articles of association, after which, (1) the Company effectuated a forward stock split at a ratio of 2,000-for-1 to increase the Company’s authorized share capital to 90,000,000 Class A ordinary Shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share; (2) the Company had nominal issuance of 7,024,200 Class A ordinary shares to the existing Class A ordinary shareholders and nominal issuance of 3,155,800 Class B ordinary shares to the existing Class B ordinary shareholder, after which, the Company had an aggregate of 15,000,000 ordinary shares issued and outstanding, consisting of 10,350,000 Class A ordinary shares and 4,650,000 Class B ordinary shares. On September 30, 2021, the Board of Directors approved that the shareholders of the Company voluntarily surrender, on pro rata basis, 2,000,000 ordinary shares of US$0.0005 par value per share (the Surrender). As a result, the Company has an aggregate of 13,000,000 ordinary shares issued and outstanding, consisting of 8,970,000 Class A ordinary shares and 4,030,000 Class B ordinary shares.

The Company believes that the stock split, the share issuance and the Surrender should be considered as a part of the Recapitalization of the Company and accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

Initial Public Offering

On June 24, 2022, the Company completed its IPO of 5,060,000 Class A ordinary shares at a public offering price of $4.00 per share. The Company received aggregate net proceeds of $17,626,924 from the offering, after deducting 7.5% of underwriting discounts and other related expenses of $648,258.

Underwriter’s Warrants

In connection with closing of the IPO on June 24, 2022, the Company granted to the underwriter or its designated affiliates share purchase warrants (“Underwriter’s Warrants”) to purchase a number of Class A Ordinary Shares equal to 7.5% of the total number of Class A Ordinary Shares sold in the IPO. Such warrants shall have an exercise price equal to 130% of the offering price of the Class A Ordinary Shares sold in the IPO. The Underwriter Warrants will be exercisable for five years beginning on the date of effective date of the IPO and will terminate on the 5th anniversary of such date. The Underwriter’s Warrants may be exercised at any time after issuance of the warrants as to all or a lesser number of the underlying Class A Ordinary Shares, will provide for cashless exercise and will contain provisions for one demand registration of the sale of the underlying Class A Ordinary Share at the Company’s expense, and an additional demand registration at the Underwriter’s Warrants holder’s expense, provided such demand registration rights will not be for a period greater than five years from the date of the commencement of sales of this offering. The Company determined the Underwriter’s Warrants issued in connection with IPO was classified as equity, because they are indexed to its own shares and meet the requirements for the equity classification.

On June 29, 2022, the underwriters opted to exercise all warrants on a cashless basis. On July 18, 2022, the Company issued 295,491 Class A ordinary shares to the underwriters.

As of September 30, 2022, the Company had an aggregate of 18,355,491 ordinary shares outstanding, consisting of 14,325,491 Class A and 4,030,000 Class B ordinary shares, respectively.

As of September 30, 2021, the Company had an aggregate of 13,000,000 ordinary shares outstanding, consisting of 8,970,000 Class A and 4,030,000 Class B ordinary shares, respectively.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries in the PRC must take appropriations from tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve amounted $120,196 and $48,340 as of September 30, 2022 and 2021, respectively.

Prior to the effectiveness of Amended Private Education Law, PRC laws and regulations required private schools that require reasonable returns to contribute 25% of after-tax income before payments of dividend to a fund to be used for the construction or maintenance of the school or procurement or upgrading of educational facility. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC. For the Company’s private schools, development reserve amounted to $844,167 and $809,030 as of September 30, 2022 and 2021, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

Because the Company’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was $990,008 and $883,015 as of September 30, 2022 and 2021, respectively.